Income Taxes Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) detail for continuing operations for the years ended December 31, is as follows:

	2013	2012	2011
Current:
Federal	$—	$—	$—
State and local	3	(2)	—
Foreign	24	12	30
Total current	27	10	30
Deferred:
Federal	332	(365)	(2)
State and local	10	(8)	—
Foreign	(20)	(21)	(25)
Total deferred	322	(394)	(27)
Income tax expense (benefit)	$349	$(384)	$3

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the differences between income taxes for continuing operations that were computed at the federal statutory tax rate of 35% and provisions for income taxes for the years ended December 31 follows:

	2013	2012	2011
Income tax (benefit) expense computed at federal statutory tax rate	$(106)	$(20)	$36
State tax provision, net of federal benefits	1	—	1
Foreign tax rate differential	16	7	(4)
Foreign source loss subject to U.S. taxation	(36)	(6)	(15)
Goodwill impairment	18	—	—
Other income not deductible for tax	1	(14)	(6)
Increase (decrease) in the taxes due to changes in valuation allowance	454	(321)	(7)
Additional tax expense (benefit) on foreign unrepatriated earnings	22	(30)	(2)
Additional expense for uncertain tax positions	42	—	—
Tax recognized in other comprehensive income	(32)	—	—
Changes in enacted tax laws and tax rates	(31)	—	—
Income tax expense (benefit)	$349	$(384)	$3

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The domestic and foreign components of the (loss) income from continuing operations before income taxes for the years ended December 31, is as follows:

	2013	2012	2011
Domestic	$(28)	$64	$101
Foreign	(274)	(121)	1
Total	$(302)	$(57)	$102

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following table summarizes the presentation of the net deferred tax (liability) asset in the Consolidated Balance Sheets at December 31:

	2013	2012
Assets:
Current deferred income taxes (Other current assets)	$8	$21
Long-term deferred income taxes	13	360
Liabilities:
Long-term deferred income taxes	(25)	(18)
Net deferred tax (liability) asset	$(4)	$363
The tax effects of significant temporary differences and net operating loss and credit carryforwards, which comprise the deferred tax assets and liabilities at December 31, is as follows:

	2013	2012
Assets:
Non-pension post-employment	$9	$9
Accrued and other expenses	74	72
Property, plant and equipment	2	4
Loss and credit carryforwards	613	588
Pension and postretirement benefit liabilities	39	66
Gross deferred tax assets	737	739
Valuation allowance	(518)	(122)
Net deferred tax asset	219	617
Liabilities:
Property, plant and equipment	(125)	(163)
Pension and postretirement benefit assets	(5)	—
Unrepatriated earnings of foreign subsidiaries	(65)	(57)
Intangible assets	(28)	(34)
Gross deferred tax liabilities	(223)	(254)
Net deferred tax (liability) asset	$(4)	$363

Summary of Valuation Allowance [Table Text Block]
The following table summarizes the changes in the valuation allowance for the years ended December 31, 2013, 2012 and 2011:

	Balance at Beginning of Period	Changes in Related Gross Deferred Tax Assets/Liabilities	Charge/Release	Balance at End of Period
Valuation allowance on Deferred tax assets:
Year ended December 31, 2011	479	(40)	(7)	432
Year ended December 31, 2012	432	11	(321)	122
Year ended December 31, 2013	122	(58)	454	518

Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012
Balance at beginning of year	$92	$80
Additions based on tax positions related to the current year	6	8
Additions for tax positions of prior years	8	5
Reductions for tax positions of prior years	(38)	(2)
Settlements	—	—
Foreign currency translation	2	1
Balance at end of year	$70	$92